CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (153,559)	$ (81,511)	$ (67,301)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,960	2,661	1,674
Remeasurement of warrants liability	(1,216)	0	0
Issuance cost allocated to warrants liability	1,830	(0)	(0)
Increase in accrued interest and exchange rate on short-term and long-term deposits	(436)	0	0
Remeasurement of marketable securities	104	0	0
Share-based compensation	64,736	3,196	2,171
Realization of investment in non-marketable equity securities	(2,012)	0	0
Capital gain, net	0	(6)	0
Share-based payment to a customer	0	14,800	0
Interest and foreign exchange gain	(577)	(572)	(729)
Decrease (increase) in prepaid expenses and other assets	620	(1,296)	1,231
Decrease (increase) in trade receivables	1,993	(1,485)	(1,060)
Increase in inventories	(2,092)	(823)	(200)
Increase (decrease) in trade payables	(1,997)	606	(2,255)
Increase (decrease) in accrued expenses and other liabilities	3,076	(820)	(5,566)
Increase in employees and payroll accruals	3,469	2,111	223
Increase (decrease) in advances from customers and deferred revenues	(421)	1,198	2,587
Net cash used in operating activities	(82,522)	(61,941)	(69,225)
Cash flows from investing activities:
Purchase of property and equipment	(3,784)	(5,120)	(5,850)
Proceeds from sales of property and equipment	0	47	0
Withdrawal of (investment in) short term deposits, net	(230,047)	34,720	(34,720)
Decrease (increase) in restricted deposits	56	(56)	0
Investment in marketable securities	(50,000)	0	0
Proceeds from sale of non-marketable securities	2,178	0	0
Net cash provided by (used in) investing activities	(281,597)	29,591	(40,570)
Cash flows from financing activities:
Cash received from Transactions, net of issuance cost	121,357	0	0
Issuance of ordinary shares, net of issuance cost	217,507	0	0
Proceeds from issuance of convertible preferred shares, net of issuance cost	0	8,934	161,233
Proceeds from exercise of options	952	284	73
Proceeds from loans	0	0	2,020
Repayment of loans	(2,638)	(277)	(204)
Net cash provided by financing activities	337,178	8,941	163,122
Effect of exchange rate changes on cash, cash equivalents and restricted cash	716	748	900
Increase (decrease) in cash, cash equivalents and restricted cash	(26,225)	(22,661)	54,227
Cash, cash equivalents and restricted cash at beginning of the year	50,766	73,427	19,200
Cash, cash equivalents and restricted cash at end of the year	24,541	50,766	73,427
Cash received during the year for:
Interest	754	553	1,279
Cash paid during the year for:
Interest	94	89	94
Income taxes	237	85	10
Non-cash transactions:
Non-marketable equity securities in consideration for property and equipment	0	64	98
Reclassification from property and equipment, net to inventories	0	512	0
Conversion of preferred shares to ordinary shares	272,815	0	0
Purchase of property and equipment	1,433	0	0
Reclassification of warrants liability to equity	4,436	0	0
Issuance cost paid in Equity	77,250	0	0
Cash, cash equivalents and restricted cash at end of the year
Cash and cash equivalents	23,640	49,950	72,792
Short-term restricted deposits	901	8	8
Restricted deposits	0	808	627
Cash, cash equivalents and restricted cash at end of the year	$ 24,541	$ 50,766	$ 73,427